Cover	6 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--09-30
Entity File Number	001-42442
Entity Registrant Name	YOUXIN TECHNOLOGY LTD
Entity Central Index Key	0001964946
Entity Address, Address Line One	Room 1005, 1006, 1007
Entity Address, Address Line Two	No. 122 Huangpu Avenue West
Entity Address, Address Line Three	Tianhe District
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN